RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Derivatives
Derivative Assets	$ 705	$ 217
Derivative Liabilities	(1,022)	(268)
Total Derivatives	(317)	(51)
Total trading activity
Total Derivatives
Derivative Assets	685	173
Derivative Liabilities	(837)	(200)
Total Derivatives	(152)	(27)
Cash Flow Hedges
Total Derivatives
Derivative Assets	0	2
Derivative Liabilities	(74)	(45)
Total Derivatives	(74)	(43)
Net Investment Hedges
Total Derivatives
Derivative Assets	8	42
Derivative Liabilities	(35)	(23)
Total Derivatives	(27)	19
Other current assets
Total Derivatives
Derivative Assets	614	169
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	608	159
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	6	10
Other current assets | Commodities
Total Derivatives
Derivative Assets	597	122
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	597	122
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	17	47
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	11	37
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	6	10
Other long-term assets
Total Derivatives
Derivative Assets	91	48
Other long-term assets | Total trading activity
Total Derivatives
Derivative Assets	77	14
Other long-term assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	2
Other long-term assets | Net Investment Hedges
Total Derivatives
Derivative Assets	2	32
Other long-term assets | Commodities
Total Derivatives
Derivative Assets	62	8
Other long-term assets | Commodities | Commodities
Total Derivatives
Derivative Assets	62	8
Other long-term assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange
Total Derivatives
Derivative Assets	17	38
Other long-term assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	15	6
Other long-term assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	2	32
Other long-term assets | Interest rate
Total Derivatives
Derivative Assets	12	2
Other long-term assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	2
Other long-term assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Accounts payable and other
Total Derivatives
Derivative Liabilities	(871)	(221)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(742)	(184)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(72)	(33)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(31)	(4)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(656)	(161)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(584)	(138)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(72)	(23)
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(189)	(50)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(158)	(46)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(31)	(4)
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(26)	(10)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	(10)
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(151)	(47)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(95)	(16)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(2)	(12)
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(4)	(19)
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(77)	(10)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(75)	(6)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(2)	(4)
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities	(24)	(29)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(20)	(10)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	(4)	(19)
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(50)	(8)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	(8)
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
LMCI Restricted Investments
Fair value
Fair value of equity securities	749	817
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized (losses)/gains	(244)	45	$ 130
Net realized (losses)/ gains	(32)	3	20
Other Restricted Investments
Fair value
Fair value of equity securities	0	0
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized (losses)/gains	(7)	(2)	1
Net realized (losses)/ gains	0	0	$ 1
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	0	0
Maturing within 1-5 years	0	8
Maturing within 5-10 years	1,153	1,150
Maturing after 10 years	77	84
Fair value of securities	1,979	2,059
Fixed income securities | Other Restricted Investments
Fair value
Maturing within 1 year	54	26
Maturing within 1-5 years	106	107
Maturing within 5-10 years	0	0
Maturing after 10 years	0	0
Fair value of securities	$ 160	$ 133